Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill	The following table summarizes the Company’s carrying amount of goodwill during the six months ended June 30, 2024 and the year ended December 31, 2023:
Goodwill
Balance at December 31, 2022	$5,805,438
Acquisition	-
Impairment	(4,125,460)
Balance at December 31, 2023	$1,679,978
Acquisition	-
Impairment	-
Balance at June 30, 2024	$1,679,978
The following table summarizes the Company’s carrying amount of goodwill during the years ended December 31, 2023 and December 31, 2022:
Goodwill
Balance at December 31, 2021	$5,805,438
Acquisition	-
Impairment	-
Balance at December 31, 2022	$5,805,438
Acquisition	-
Impairment	(4,125,460)
Balance at December 31, 2023	$1,679,978